Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Detail of financial liabilities
12.1 Detail of financial liabilities

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Lease debts	75,764	71,526
State Guaranteed loan « PGE »	22,701	18,770
PPP loan	1,518	—
Non-current financial liabilities	4,617	1,259

Total non-current financial liabilities and non-current lease debts	104,600	91,555

Lease debts	6,696	8,329
State Guaranteed loan « PGE »	—	2,246
Current financial liabilities	—	108

Total current financial liabilities and current lease debts	6,696	10,683

Trade payables	24,609	23,762
Other current liabilities	19,127	13,731

Total Financial liabilities	155,032	139,731

Due dates of the financial liabilities
12.2 Due dates of the financial liabilities

Balance as of December 31, 2021	Book Value	Less than One Year	One to Five Years	More than Five Years

	$ in thousands
Lease debts	79,854	8,329	33,110	38,416
Financial liabilities	22,384	2,354	19,291	739

Financial liabilities	102,238	10,683	52,401	39,155

Trade payables	23,762	23,762	—	—
Other current liabilities	13,731	13,730	—	—

Total financial liabilities	139,731	48,175	52,401	39,155